Note 6 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) (Parentheticals) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Term (Year) (Year)	10 years	10 years	10 years
Principal amount	$ 5.0	$ 5.0	$ 5.0
Interest rate	10.41%	10.41%	10.41%
Maturity date	Mar. 31, 2029	Mar. 31, 2029	Mar. 31, 2029
Subordinated notes payable, maturing March 2029 [member] | Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Principal amount	$ 0.5	$ 0.5	$ 0.5
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Term (Year) (Year)	10 years	10 years	10 years
Principal amount	$ 75.0	$ 75.0	$ 75.0
Interest rate	5.38%	5.38%	5.38%
Maturity date	May 31, 2031	May 31, 2031	May 31, 2031